Distribution Date:	05/17/23	Benchmark 2018-B1 Mortgage Trust
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2018-B1
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5-6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	8	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Cash Flows	9		Job Warshaw		jwarshaw@lnrpartners.com
Bond / Collateral Reconciliation - Balances	10		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	16-17
			David Rodgers	(212) 230-9090
Mortgage Loan Detail (Part 2)	18-19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	22				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	26
		Rating Agency	Standard & Poor's Ratings Services
Historical Liquidated Loan Detail	27
				(416) 202-6001
Historical Bond / Collateral Loss Reconciliation Detail	28
			130 King Street West, Suite 2750 | Toronto, ON M5X 1E5 | Canada
Interest Shortfall Detail - Collateral Level	29	Rating Agency	Kroll Bond Rating Agency, Inc.
Supplemental Notes	30		general	(212) 702-0707
			805 Third Avenue | New York, NY 10022 | United States
		Rating Agency	Fitch Ratings, Inc.
				(212) 908-0500
			33 Whitehall Street | New York, NY 10004 | United States
		Controlling Class	Eightfold Real Estate Capital, L.P.
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162PAS0	2.560000%	18,703,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162PAT8	3.571000%	157,629,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	08162PAU5	3.355000%	49,272,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	08162PAV3	3.602000%	40,449,000.00	38,468,943.99	648,250.44	115,470.95	0.00	0.00	763,721.39	37,820,693.55	38.75%	30.00%
A-4	08162PAW1	3.402000%	135,000,000.00	109,043,209.56	0.00	309,137.50	0.00	0.00	309,137.50	109,043,209.56	38.75%	30.00%
A-5	08162PAX9	3.666000%	387,112,000.00	387,112,000.00	0.00	1,182,627.16	0.00	0.00	1,182,627.16	387,112,000.00	38.75%	30.00%
A-M	08162PAZ4	3.878000%	97,114,000.00	97,114,000.00	0.00	313,840.08	0.00	0.00	313,840.08	97,114,000.00	27.61%	21.38%
B	08162PBA8	4.059000%	47,853,000.00	47,853,000.00	0.00	161,862.77	0.00	0.00	161,862.77	47,853,000.00	22.12%	17.13%
C	08162PBB6	4.189201%	52,075,000.00	52,075,000.00	0.00	181,793.87	0.00	0.00	181,793.87	52,075,000.00	16.14%	12.50%
D	08162PAG6	2.750000%	60,520,000.00	60,520,000.00	0.00	138,691.67	0.00	0.00	138,691.67	60,520,000.00	9.20%	7.13%
E	08162PAJ0	3.000000%	25,334,000.00	25,334,000.00	0.00	63,335.00	0.00	0.00	63,335.00	25,334,000.00	6.30%	4.88%
F-RR	08162PAM3	4.189201%	14,074,000.00	14,074,000.00	0.00	49,132.35	0.00	0.00	49,132.35	14,074,000.00	4.68%	3.63%
G-RR*	08162PAP6	4.189201%	40,816,346.00	40,816,275.40	0.00	60,940.30	0.00	0.00	60,940.30	40,816,275.40	0.00%	0.00%
S	08162PBC4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162PAR2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	4.189201%	40,426,661.73	31,323,415.02	23,275.07	106,422.09	0.00	0.00	129,697.16	31,300,139.95	0.00%	0.00%
Regular SubTotal			1,166,378,007.73	903,733,843.97	671,525.51	2,683,253.74	0.00	0.00	3,354,779.25	903,062,318.46

X-A	08162PAY7	0.540077%	885,279,000.00	631,738,153.55	0.00	284,322.78	0.00	0.00	284,322.78	631,089,903.11
X-B	08162PAA9	0.130201%	47,853,000.00	47,853,000.00	0.00	5,192.09	0.00	0.00	5,192.09	47,853,000.00
X-D	08162PAC5	1.439201%	60,520,000.00	60,520,000.00	0.00	72,583.71	0.00	0.00	72,583.71	60,520,000.00
X-E	08162PAE1	1.189201%	25,334,000.00	25,334,000.00	0.00	25,106.02	0.00	0.00	25,106.02	25,334,000.00
Notional SubTotal			1,018,986,000.00	765,445,153.55	0.00	387,204.60	0.00	0.00	387,204.60	764,796,903.11

Deal Distribution Total					671,525.51	3,070,458.34	0.00	0.00	3,741,983.85

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162PAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162PAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	08162PAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	08162PAV3	951.04808500	16.02636505	2.85472941	0.00000000	0.00000000	0.00000000	0.00000000	18.88109446	935.02171994
A-4	08162PAW1	807.72747822	0.00000000	2.28990741	0.00000000	0.00000000	0.00000000	0.00000000	2.28990741	807.72747822
A-5	08162PAX9	1,000.00000000	0.00000000	3.05500000	0.00000000	0.00000000	0.00000000	0.00000000	3.05500000	1,000.00000000
A-M	08162PAZ4	1,000.00000000	0.00000000	3.23166670	0.00000000	0.00000000	0.00000000	0.00000000	3.23166670	1,000.00000000
B	08162PBA8	1,000.00000000	0.00000000	3.38249995	0.00000000	0.00000000	0.00000000	0.00000000	3.38249995	1,000.00000000
C	08162PBB6	1,000.00000000	0.00000000	3.49100086	0.00000000	0.00000000	0.00000000	0.00000000	3.49100086	1,000.00000000
D	08162PAG6	1,000.00000000	0.00000000	2.29166672	0.00000000	0.00000000	0.00000000	0.00000000	2.29166672	1,000.00000000
E	08162PAJ0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F-RR	08162PAM3	1,000.00000000	0.00000000	3.49100114	0.00000000	0.00000000	0.00000000	0.00000000	3.49100114	1,000.00000000
G-RR	08162PAP6	999.99827030	0.00000000	1.49303664	1.99795837	13.95159699	0.00000000	0.00000000	1.49303664	999.99827030
S	08162PBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162PAR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	774.82071681	0.57573564	2.63247286	0.07242695	0.50575262	0.00000000	0.00000000	3.20820851	774.24498117

Notional Certificates
X-A	08162PAY7	713.60345558	0.00000000	0.32116743	0.00000000	0.00000000	0.00000000	0.00000000	0.32116743	712.87120005
X-B	08162PAA9	1,000.00000000	0.00000000	0.10850083	0.00000000	0.00000000	0.00000000	0.00000000	0.10850083	1,000.00000000
X-D	08162PAC5	1,000.00000000	0.00000000	1.19933427	0.00000000	0.00000000	0.00000000	0.00000000	1.19933427	1,000.00000000
X-E	08162PAE1	1,000.00000000	0.00000000	0.99100103	0.00000000	0.00000000	0.00000000	0.00000000	0.99100103	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	115,470.95	0.00	115,470.95	0.00	0.00	0.00	115,470.95	0.00
A-4	04/01/23 - 04/30/23	30	0.00	309,137.50	0.00	309,137.50	0.00	0.00	0.00	309,137.50	0.00
A-5	04/01/23 - 04/30/23	30	0.00	1,182,627.16	0.00	1,182,627.16	0.00	0.00	0.00	1,182,627.16	0.00
X-A	04/01/23 - 04/30/23	30	0.00	284,322.78	0.00	284,322.78	0.00	0.00	0.00	284,322.78	0.00
X-B	04/01/23 - 04/30/23	30	0.00	5,192.09	0.00	5,192.09	0.00	0.00	0.00	5,192.09	0.00
X-D	04/01/23 - 04/30/23	30	0.00	72,583.71	0.00	72,583.71	0.00	0.00	0.00	72,583.71	0.00
X-E	04/01/23 - 04/30/23	30	0.00	25,106.02	0.00	25,106.02	0.00	0.00	0.00	25,106.02	0.00
A-M	04/01/23 - 04/30/23	30	0.00	313,840.08	0.00	313,840.08	0.00	0.00	0.00	313,840.08	0.00
B	04/01/23 - 04/30/23	30	0.00	161,862.77	0.00	161,862.77	0.00	0.00	0.00	161,862.77	0.00
C	04/01/23 - 04/30/23	30	0.00	181,793.87	0.00	181,793.87	0.00	0.00	0.00	181,793.87	0.00
D	04/01/23 - 04/30/23	30	0.00	138,691.67	0.00	138,691.67	0.00	0.00	0.00	138,691.67	0.00
E	04/01/23 - 04/30/23	30	0.00	63,335.00	0.00	63,335.00	0.00	0.00	0.00	63,335.00	0.00
F-RR	04/01/23 - 04/30/23	30	0.00	49,132.35	0.00	49,132.35	0.00	0.00	0.00	49,132.35	0.00
G-RR	04/01/23 - 04/30/23	30	487,903.85	142,489.65	0.00	142,489.65	81,549.36	0.00	0.00	60,940.30	569,453.21
VRR Interest	04/01/23 - 04/30/23	30	17,517.91	109,350.07	0.00	109,350.07	2,927.98	0.00	0.00	106,422.09	20,445.89
Totals			505,421.76	3,154,935.67	0.00	3,154,935.67	84,477.34	0.00	0.00	3,070,458.34	589,899.10

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V1-A1 (Cert)	08162PBE0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A1 (EC)	N/A	N/A	671,520.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2 (Cert)	08162PBF7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2 (EC)	N/A	N/A	5,659,582.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3 (Cert)	08162PBG5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3 (EC)	N/A	N/A	1,769,083.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB (Cert)	08162PBH3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB (EC)	N/A	4.189201%	1,452,299.02	1,381,206.20	23,275.07	4,821.79	0.00	0.00	28,096.86	1,357,931.13
V1-A4 (Cert)	08162PBJ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4 (EC)	N/A	4.189201%	4,847,100.50	3,915,136.26	0.00	13,667.74	0.00	0.00	13,667.74	3,915,136.26
V1-A5 (Cert)	08162PBK6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A5 (EC)	N/A	4.189201%	13,899,042.74	13,899,042.74	0.00	48,521.57	0.00	0.00	48,521.57	13,899,042.74
V1-AM (Cert)	08162PBL4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM (EC)	N/A	4.189201%	3,486,824.58	3,486,824.58	0.00	12,172.51	0.00	0.00	12,172.51	3,486,824.58
V1-B (Cert)	08162PBM2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B (EC)	N/A	4.189201%	1,718,135.56	1,718,135.56	0.00	5,998.01	0.00	0.00	5,998.01	1,718,135.56
V1-C (Cert)	08162PBN0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C (EC)	N/A	4.189201%	1,869,724.14	1,869,724.14	0.00	6,527.21	0.00	0.00	6,527.21	1,869,724.14
V1-D (Cert)	08162PBP5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D (EC)	N/A	4.189201%	2,172,937.20	2,172,937.20	0.00	7,585.73	0.00	0.00	7,585.73	2,172,937.20
V1-E (Cert)	08162PBQ3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E (EC)	N/A	4.189201%	909,603.29	909,603.29	0.00	3,175.43	0.00	0.00	3,175.43	909,603.29
V1-F (Cert)	08162PBR1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F (EC)	N/A	4.189201%	505,319.20	505,319.20	0.00	1,764.07	0.00	0.00	1,764.07	505,319.20
V1-G (Cert)	08162PBS9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G (EC)	N/A	4.189201%	1,465,488.38	1,465,485.85	0.00	2,188.03	0.00	0.00	2,188.03	1,465,485.85
Regular Interest Total			40,426,661.73	31,323,415.02	23,275.07	106,422.09	0.00	0.00	129,697.16	31,300,139.95
								Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
V1-A1	08162PBE0	N/A	671,520.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2	08162PBF7	N/A	5,659,582.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3	08162PBG5	N/A	1,769,083.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB	08162PBH3	N/A	1,452,299.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4	08162PBJ9	N/A	4,847,100.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A5	08162PBK6	N/A	13,899,042.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM	08162PBL4	N/A	3,486,824.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	08162PBM2	N/A	1,718,135.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C	08162PBN0	N/A	1,869,724.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	08162PBP5	N/A	2,172,937.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	08162PBQ3	N/A	909,603.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	08162PBR1	N/A	505,319.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G	08162PBS9	N/A	1,465,488.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	08162PBD2	4.189201%	40,426,661.73	31,323,415.02	23,275.07	106,422.09	0.00	0.00	129,697.16	31,300,139.95
Exchangeable Certificates Total			80,853,323.46	31,323,415.02	23,275.07	106,422.09	0.00	0.00	129,697.16	31,300,139.95

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A1	08162PBE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A2	08162PBF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A3	08162PBG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-ASB	08162PBH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A4	08162PBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A5	08162PBK6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-AM	08162PBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	08162PBM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-C	08162PBN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	08162PBP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	08162PBQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-F	08162PBR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-G	08162PBS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2	08162PBD2	774.82071681	0.57573564	2.63247286	0.07242695	0.50575262	0.00000000	0.00000000	3.20820851	774.24498117

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	3,741,983.85
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,167,309.08	Master Servicing Fee	6,031.64
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,228.67
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	376.56
ARD Interest	0.00	Operating Advisor Fee	1,446.56
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,167,309.08	Total Fees	12,373.43

Principal		Expenses/Reimbursements
Scheduled Principal	671,525.51	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	74,954.13
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,523.21
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	671,525.51	Total Expenses/Reimbursements	84,477.34

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,070,458.34
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	671,525.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,741,983.85
Total Funds Collected	3,838,834.59	Total Funds Distributed	3,838,834.62

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	903,733,843.98	903,733,843.98	Beginning Certificate Balance	903,733,843.97
(-) Scheduled Principal Collections	671,525.51	671,525.51	(-) Principal Distributions	671,525.51
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	903,062,318.47	903,062,318.47	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	903,960,236.33	903,960,236.33	Ending Certificate Balance	903,062,318.46
Ending Actual Collateral Balance	903,423,131.95	903,423,131.95

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.19%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	11	54,585,258.01	6.04%	54	4.7468	2.112188	1.44 or less	7	116,342,624.95	12.88%	52	4.5875	0.986728
7,500,000 to 14,999,999		15	178,868,016.86	19.81%	52	4.4987	1.717130	1.45 to 1.49	5	49,223,595.08	5.45%	54	4.4349	1.473824
15,000,000 to 24,999,999		4	82,520,459.20	9.14%	55	4.2837	2.674743	1.50 to 1.74	4	74,985,816.23	8.30%	53	4.5955	1.583471
25,000,000 to 49,999,999		11	412,524,039.97	45.68%	50	4.0417	2.104391	1.75 to 1.99	7	160,487,603.62	17.77%	55	4.2964	1.850726
	50,000,000 or greater	3	174,564,544.43	19.33%	55	4.0856	2.974948	2.00 to 2.49	10	250,362,565.08	27.72%	54	4.1590	2.188497
	Totals	44	903,062,318.47	100.00%	52	4.2054	2.248557	2.50 to 3.49	7	135,342,811.79	14.99%	54	3.9477	2.794930
								3.50 and greater	4	116,317,301.72	12.88%	40	3.7489	4.309711
								Totals	44	903,062,318.47	100.00%	52	4.2054	2.248557
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	1,237,240.91	0.14%	13	3.5628	3.762200	South Carolina	2	478,957.94	0.05%	13	3.5628	3.762200
Arizona	2	2,345,938.46	0.26%	17	3.6630	3.537711	Texas	28	46,781,037.49	5.18%	48	3.9545	2.165887
Arkansas	1	51,738.04	0.01%	49	4.4860	1.693900	Virginia	4	2,509,528.50	0.28%	20	3.7466	3.350510
California	17	149,695,577.64	16.58%	55	4.2344	2.346927	Washington	2	773,599.72	0.09%	49	4.4860	1.693900
Colorado	1	7,586,447.74	0.84%	55	5.1050	1.974000	Washington, DC	1	50,000,000.00	5.54%	54	3.6000	3.000000
Connecticut	3	18,164,329.19	2.01%	47	4.0973	1.902531	Wisconsin	5	10,023,703.58	1.11%	45	4.3966	1.973829
Florida	7	23,174,706.66	2.57%	49	4.5211	1.919369	Wyoming	1	152,449.42	0.02%	49	4.4860	1.693900
Illinois	7	61,036,774.94	6.76%	54	4.6505	1.451556	Totals	155	903,062,318.47	100.00%	52	4.2054	2.248557
Indiana	7	6,874,587.08	0.76%	18	3.6983	3.458702
									Property Type³
Iowa	3	2,862,176.68	0.32%	45	4.4826	1.900602
Kentucky	1	267,597.39	0.03%	49	4.4860	1.693900		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	2	5,251,808.43	0.58%	53	5.3129	2.358313		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	5	29,348,945.01	3.25%	50	4.5883	2.167983	Industrial	26	29,094,883.37	3.22%	13	3.5628	3.762200
Massachusetts	1	50,000,000.00	5.54%	56	3.9000	4.998400	Lodging	77	123,117,834.72	13.63%	53	4.6848	1.443005
Michigan	7	47,582,122.83	5.27%	51	4.2465	1.956140	Mixed Use	6	200,662,964.68	22.22%	54	4.0595	2.956441
Minnesota	8	40,161,153.33	4.45%	52	4.6800	0.879132	Mobile Home Park	1	4,217,301.72	0.47%	55	4.5000	4.169800
Missouri	3	1,707,344.16	0.19%	13	3.5628	3.762200	Multi-Family	3	97,615,443.05	10.81%	56	4.2893	1.826864
Nevada	1	396,850.86	0.04%	13	3.5628	3.762200	Office	28	282,209,130.54	31.25%	52	4.0120	2.315833
New Jersey	5	84,303,149.50	9.34%	50	4.1820	1.936655	Retail	10	154,175,236.20	17.07%	52	4.3877	1.647817
New York	3	119,000,000.00	13.18%	53	3.8763	1.829687	Self Storage	4	11,969,524.37	1.33%	56	4.7067	2.170654
North Carolina	5	41,122,126.50	4.55%	55	4.6060	2.051335	Totals	155	903,062,318.47	100.00%	52	4.2054	2.248557
Ohio	8	26,255,021.56	2.91%	53	4.4035	2.002798
Oklahoma	3	441,005.48	0.05%	29	3.9822	2.822711
Oregon	1	327,604.08	0.04%	49	4.4860	1.693900
Pennsylvania	9	73,148,795.54	8.10%	53	4.2098	2.301614

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999% or less	9	306,100,000.00	33.90%	49	3.7737	3.116319	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	5	210,928,211.12	23.36%	54	4.1519	1.881150	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	10	165,441,992.93	18.32%	52	4.3692	2.039519	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	10	136,278,824.15	15.09%	54	4.6286	1.548852	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	8	71,767,238.69	7.95%	55	4.8441	1.464943	49 months or greater	44	903,062,318.47	100.00%	52	4.2054	2.248557
	5.0000% or greater	2	12,546,051.58	1.39%	55	5.2279	2.093226	Totals	44	903,062,318.47	100.00%	52	4.2054	2.248557
	Totals	44	903,062,318.47	100.00%	52	4.2054	2.248557
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	44	903,062,318.47	100.00%	52	4.2054	2.248557	Interest Only	15	497,817,500.00	55.13%	51	3.9870	2.598620
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	29	405,244,818.47	44.87%	54	4.4738	1.818528
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	903,062,318.47	100.00%	52	4.2054	2.248557	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	903,062,318.47	100.00%	52	4.2054	2.248557
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		5	93,329,452.24	10.33%	54	3.8266	2.788568			No outstanding loans in this group
	12 months or less	39	809,732,866.23	89.67%	52	4.2491	2.186316
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	903,062,318.47	100.00%	52	4.2054	2.248557
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	309630001	OF	Jersey City	NJ	Actual/360	4.140%	241,500.00	0.00	0.00	N/A	11/01/27	--	70,000,000.00	70,000,000.00	05/01/23
2	309630002	MU	Santa Clarita	CA	Actual/360	4.186%	190,661.97	92,494.26	0.00	N/A	12/06/27	--	54,657,038.69	54,564,544.43	05/06/23
5	309071003	OF	New York	NY	Actual/360	3.605%	90,113.56	0.00	0.00	N/A	11/06/27	--	30,000,000.00	30,000,000.00	05/06/23
5A	309071005				Actual/360	3.605%	60,075.71	0.00	0.00	N/A	11/06/27	--	20,000,000.00	20,000,000.00	05/06/23
6	309630006	OF	Washington	DC	Actual/360	3.600%	120,000.00	0.00	0.00	N/A	11/01/27	--	40,000,000.00	40,000,000.00	05/01/23
6A	309630106				Actual/360	3.600%	30,000.00	0.00	0.00	N/A	11/01/27	--	10,000,000.00	10,000,000.00	05/01/23
7	309630007	MU	Chestnut Hill	MA	Actual/360	3.900%	162,500.00	0.00	0.00	N/A	01/01/28	--	50,000,000.00	50,000,000.00	05/01/23
9	304101945	MF	Ann Arbor	MI	Actual/360	4.315%	152,443.29	66,183.62	0.00	N/A	12/06/27	--	42,394,426.11	42,328,242.49	05/06/23
10	309630010	LO	Chicago	IL	Actual/360	4.597%	168,556.67	0.00	0.00	N/A	11/01/27	--	44,000,000.00	44,000,000.00	05/01/23
11	656120744	MU	West Hollywood	CA	Actual/360	3.900%	139,750.00	0.00	0.00	N/A	12/06/27	--	43,000,000.00	43,000,000.00	05/06/23
12	309630012	Various Various		Various	Actual/360	3.563%	124,995.95	0.00	0.00	N/A	06/05/24	--	42,100,000.00	42,100,000.00	05/05/23
13	309630013	RT	Whitehall	PA	Actual/360	4.056%	127,726.81	74,145.94	0.00	N/A	11/01/27	--	37,788,996.29	37,714,850.35	05/01/23
14	656120741	LO	Rochester	MN	Actual/360	4.741%	112,359.60	58,520.35	0.00	N/A	11/06/27	--	28,439,467.48	28,380,947.13	05/06/23
14A	656120743				Actual/360	4.741%	37,453.20	19,506.79	0.00	N/A	11/06/27	--	9,479,822.28	9,460,315.49	05/06/23
15	309630015	MF	Midland	TX	Actual/360	3.999%	119,970.00	0.00	0.00	N/A	01/06/28	--	36,000,000.00	36,000,000.00	05/06/23
16	309630016	MU	New York	NY	Actual/360	3.950%	115,208.33	0.00	0.00	N/A	08/01/27	--	35,000,000.00	35,000,000.00	05/01/23
17	309630017	RT	New York	NY	Actual/360	4.200%	119,000.00	0.00	0.00	12/06/27	12/06/29	--	34,000,000.00	34,000,000.00	03/06/23
19	309630019	RT	Monroeville	PA	Actual/360	4.340%	50,230.14	19,381.09	0.00	N/A	10/06/27	--	13,888,517.76	13,869,136.67	05/06/23
19A	309630119				Actual/360	4.340%	50,230.14	19,381.08	0.00	N/A	10/06/27	--	13,888,517.83	13,869,136.75	05/06/23
20	304101958	OF	Ventura	CA	Actual/360	4.425%	81,862.50	0.00	0.00	N/A	01/06/28	--	22,200,000.00	22,200,000.00	05/06/23
21	656120750	OF	Raleigh	NC	Actual/360	4.330%	76,000.24	29,164.62	0.00	N/A	12/06/27	--	21,062,423.26	21,033,258.64	05/06/23
22	309630022	MF	Hyattsville	MD	Actual/360	4.775%	76,857.50	27,773.56	0.00	N/A	01/01/28	--	19,314,974.12	19,287,200.56	05/01/23
23	304101956	RT	Raleigh	NC	Actual/360	4.930%	60,832.14	23,577.30	0.00	N/A	01/06/28	--	14,807,010.55	14,783,433.25	05/06/23
24	304101974	OF	Stamford	CT	Actual/360	4.217%	51,549.99	20,725.61	0.00	N/A	12/06/27	--	14,669,541.95	14,648,816.34	05/06/23
26	309630026	LO	Various	Various	Actual/360	4.530%	54,483.72	19,752.81	0.00	N/A	07/06/27	--	14,432,773.06	14,413,020.25	05/06/23
27	309630027	LO	Various	Various	Actual/360	4.486%	53,523.59	0.00	0.00	N/A	06/01/27	--	14,317,500.00	14,317,500.00	05/01/23
28	309630028	OF	Palm Beach Gardens	FL	Actual/360	4.510%	47,830.72	20,652.03	0.00	N/A	10/06/27	--	12,726,576.81	12,705,924.78	05/06/23
30	309630030	OF	Dublin	OH	Actual/360	4.430%	47,431.25	17,395.71	0.00	N/A	01/06/28	--	12,848,195.30	12,830,799.59	05/06/23

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	304101959	RT	Oak Park	IL	Actual/360	4.820%	47,040.86	20,271.13	0.00	N/A	01/06/28	--	11,711,418.09	11,691,146.96	10/06/21
32	309630032	MU	San Diego	CA	Actual/360	4.855%	44,160.19	16,559.23	0.00	N/A	12/06/27	--	10,914,979.48	10,898,420.25	05/06/23
33	309630033	RT	Montague	NJ	Actual/360	4.310%	33,158.63	15,396.33	0.00	N/A	11/01/24	--	9,232,101.29	9,216,704.96	05/01/23
36	309630036	OF	Grandview Heights	OH	Actual/360	4.360%	31,212.72	13,444.00	0.00	N/A	10/06/27	--	8,590,657.83	8,577,213.83	05/06/23
37	309630037	LO	Glenwood Springs	CO	Actual/360	5.105%	32,327.84	12,653.84	0.00	N/A	12/01/27	--	7,599,101.58	7,586,447.74	05/01/23
38	304101951	RT	Appleton	WI	Actual/360	4.680%	28,801.62	13,058.98	0.00	N/A	01/06/28	--	7,385,031.38	7,371,972.40	05/06/23
39	656120772	OF	Various	Various	Actual/360	4.612%	27,743.17	9,734.42	0.00	N/A	07/06/27	--	7,217,735.16	7,208,000.74	05/06/23
40	656120773	MU	Oakland	CA	Actual/360	4.490%	26,940.00	0.00	0.00	N/A	09/06/27	--	7,200,000.00	7,200,000.00	05/06/23
42	309630042	LO	Chalmette	LA	Actual/360	5.416%	22,437.02	11,671.53	0.00	N/A	12/01/27	--	4,971,275.37	4,959,603.84	05/01/23
43	656120753	RT	Concord	NC	Actual/360	4.910%	19,312.26	11,770.32	0.00	N/A	12/06/27	--	4,719,901.37	4,708,131.05	05/06/23
44	304101946	SS	Miami	FL	Actual/360	4.700%	18,598.03	8,371.14	0.00	N/A	01/06/28	--	4,748,434.03	4,740,062.89	05/06/23
45	656120756	MH	Sun City	CA	Actual/360	4.500%	15,843.82	7,717.05	0.00	N/A	12/06/27	--	4,225,018.77	4,217,301.72	05/06/23
46	407004702	RT	Callahan	FL	Actual/360	4.870%	14,876.56	6,544.08	0.00	N/A	06/06/27	--	3,665,681.81	3,659,137.73	05/06/23
47	304101953	SS	Various	PA	Actual/360	4.630%	14,610.97	5,580.75	0.00	N/A	01/06/28	--	3,786,859.50	3,781,278.75	05/06/23
48	304101947	SS	Frankfort	IL	Actual/360	4.800%	13,812.51	4,944.28	0.00	N/A	01/06/28	--	3,453,127.01	3,448,182.73	05/06/23
49	407004713	RT	Ontario	CA	Actual/360	4.836%	13,285.86	5,153.66	0.00	N/A	07/06/27	--	3,296,739.82	3,291,586.16	05/06/23
Totals							3,167,309.08	671,525.51	0.00				903,733,843.98	903,062,318.47
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,844,775.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,481,151.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	76,118,470.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	10,043,589.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,777,481.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(163,500.04)	5,785,483.02	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,633,242.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	52,666,169.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	21,930,820.07	17,064,939.19	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	9,276,900.70	8,403,543.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,785,797.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	7,301,789.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,590,375.00	1,456,205.00	07/01/21	06/30/22	05/12/23	15,350,589.08	652,784.53	64,965.73	202,426.24	1,461,018.17	0.00
19	5,910,711.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,664,527.00	1,952,883.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,709,290.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	5,652,167.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,385,230.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	3,533,451.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	8,873,123.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	52,028,503.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,291,119.87	332,514.55	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,319,976.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	665,502.00	0.00	--	--	05/12/23	5,306,176.94	310,743.09	45,893.11	1,000,255.34	358,779.29	0.00
32	740,874.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	755,314.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,289,603.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,208,841.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	723,600.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	660,369.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	786,013.45	210,292.29	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,023,614.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	592,661.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	630,198.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,222,801.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	481,144.79	176,690.12	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	42,128.60	0.00
47	628,209.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	483,973.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	409,081.68	85,306.98	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	308,956,965.79	35,467,857.40				20,656,766.02	963,527.62	110,858.84	1,202,681.58	1,861,926.06	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	1	34,000,000.00	0	0.00	1	11,691,146.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.205426%	4.176348%	52
04/17/23	0	0.00	0	0.00	2	45,711,418.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.205631%	4.176556%	53
03/17/23	0	0.00	0	0.00	2	45,730,043.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.205818%	4.176747%	54
02/17/23	0	0.00	0	0.00	2	45,753,294.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.206053%	4.176986%	55
01/18/23	0	0.00	0	0.00	2	45,771,746.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.219383%	4.189965%	55
12/16/22	0	0.00	0	0.00	2	45,790,123.21	0	0.00	0	0.00	0	0.00	0	0.00	1	45,000,000.00	4.219572%	4.190156%	56
11/18/22	0	0.00	0	0.00	2	45,809,998.37	0	0.00	1	0.00	0	0.00	0	0.00	1	7,930,005.29	4.174203%	4.145549%	55
10/17/22	0	0.00	0	0.00	2	45,828,216.69	0	0.00	1	7,951,338.80	0	0.00	0	0.00	1	8,817,747.08	4.181307%	4.150741%	56
09/16/22	0	0.00	0	0.00	2	45,847,939.46	0	0.00	1	7,973,687.59	0	0.00	1	549,265.89	2	55,000,000.00	4.192625%	4.162213%	57
08/17/22	0	0.00	0	0.00	2	45,866,000.95	0	0.00	1	8,541,734.84	0	0.00	0	0.00	0	0.00	4.170910%	4.141290%	58
07/15/22	0	0.00	0	0.00	3	54,444,423.15	0	0.00	1	8,560,435.36	0	0.00	0	0.00	0	0.00	4.171128%	4.141506%	59
06/17/22	0	0.00	0	0.00	3	54,483,734.15	0	0.00	1	8,580,246.71	0	0.00	1	42,869.65	1	57,500,000.00	4.171353%	4.139069%	60
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	309630017	03/06/23	1	1	64,965.73	202,426.24	1,519,089.56	34,000,000.00	11/12/20	7
31	304101959	10/06/21	18	6	45,893.11	1,000,255.34	626,339.49	12,051,960.45	06/19/20	2
Totals					110,858.84	1,202,681.58	2,145,429.05	46,051,960.45
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		51,316,705	51,316,705		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		817,745,614	806,054,467	11,691,147		0
> 60 Months		34,000,000	0	34,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	903,062,318	857,371,172	34,000,000	0	11,691,147	0
Apr-23	903,733,844	858,022,426	0	0	45,711,418	0
Mar-23	904,352,539	858,622,495	0	0	45,730,044	0
Feb-23	905,120,120	859,366,826	0	0	45,753,294	0
Jan-23	919,315,436	873,543,690	0	0	45,771,747	0
Dec-22	919,931,128	860,538,815	0	0	59,392,313	0
Nov-22	965,546,408	919,736,410	0	0	45,809,998	0
Oct-22	974,063,917	920,284,361	0	0	45,828,217	7,951,339
Sep-22	983,496,844	929,675,217	0	0	45,847,939	7,973,688
Aug-22	1,039,610,576	985,202,841	0	0	45,866,001	8,541,735
Jul-22	1,040,172,828	985,728,405	0	0	45,883,988	8,560,435
Jun-22	1,040,750,672	986,266,938	0	0	45,903,487	8,580,247
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
17	309630017	34,000,000.00	34,000,000.00	22,600,000.00	12/17/22	1,456,205.00	1.01970	09/30/22	12/06/29	I/O
31	304101959	11,691,146.96	12,051,960.45	9,325,000.00	09/13/21	665,502.00	0.82390	03/31/23	01/06/28	295
Totals		45,691,146.96	46,051,960.45	31,925,000.00		2,121,707.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17	309630017	RT	NY	11/12/20	7

Loan originally transferred to Midland, as Special Servicer, on 11/12/20 due to Delinquent Payments as Borrower failed to make the payment due for 9/6/20. Notice of Default was sent on 12/7/20. Loan was accelerated on 7/23/21. Collateral consists of a gro und floor retail condominium unit within the property known as the Atrium Condominium located in the Greenwich Village neighborhood of New York City. The Atrium Condominium is an 11-story building containing 196 residential units built in 1910 with the re tail portion containing 27,541 NRSF. Local counsel was retained to file for foreclosure and/or receivership. Foreclosure was filed on 11/5/21. In June 2022, Borrower stipulated to the foreclosure judgment and the appointment of a receiver. A receiver (C olliers) was appointed on 9/21/22 and the foreclosure judgment was entered on 9/23/22. The foreclosure sale is being re-scheduled for a later date.

31	304101959	RT	IL	06/19/20	2

Collateral is a 63,317 SF urban retail-condo located Oak Park, IL (Chicago MSA). Subject occupies the first three floors of retail space in a 7-story residential condominium building that was constructed in 2006. The tenant is a Fitness Center occupying 4 7,074 SF or 74% of the property. Property cash flow does not cover debt service. Lender is working towards foreclosure.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
32	309630032	11,391,106.65	4.85500%	11,391,106.65	4.85500%	10	06/16/20	04/06/20	08/11/20
32	309630032	0.00	4.85500%	0.00	4.85500%	10	03/06/22	12/06/21	05/01/22
32	309630032	0.00	4.85500%	0.00	4.85500%	10	03/04/22	12/06/21	05/01/22
32	309630032	0.00	4.85500%	0.00	4.85500%	10	05/01/22	12/06/21	03/04/22
34	309630034	9,290,575.95	5.41600%	9,290,575.95	5.41600%	10	07/28/20	06/01/20	09/11/20
35	309630035	8,985,244.69	5.02000%	8,985,244.69	5.02000%	10	06/18/20	06/01/20	08/11/20
37	309630037	7,963,447.81	5.10500%	7,963,447.81	5.10500%	10	06/09/20	04/01/20	08/11/20
37	309630037	0.00	5.10500%	0.00	5.10500%	10	08/11/20	04/01/20	06/09/20
42	309630042	5,308,900.51	5.41600%	5,308,900.51	5.41600%	10	07/28/20	06/01/20	09/11/20
42	309630042	0.00	5.41600%	0.00	5.41600%	10	09/11/20	06/01/20	07/28/20
Totals		42,939,275.61		42,939,275.61
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
35	309630035 11/18/22	7,951,338.80	10,700,000.00	10,221,654.15	2,228,937.87	10,180,276.67	7,951,338.80	0.00	0.00	(73.90)	73.90	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,951,338.80	10,700,000.00	10,221,654.15	2,228,937.87	10,180,276.67	7,951,338.80	0.00	0.00	(73.90)	73.90

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
35	309630035	11/25/22	0.00	0.00	0.00	0.00	0.00	73.90	0.00	0.00	73.90
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	73.90	0.00	0.00	73.90

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17	0.00	0.00	7,083.33	0.00	0.00	53,663.10	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	2,439.88	0.00	0.00	21,291.03	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,523.21	0.00	0.00	74,954.13	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		84,477.34

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Supplemental Notes
Disclosable Special Servicing Fees
August 2022Prospectus ID 17 Disclosable SS Fee = 7319.44;Prospectus ID 31 Disclosable SS Fee = 2554.49;Prospectus ID 32 Disclosable SS Fee = 607.19; Prospectus ID 35 Disclosable SS Fee = 7331.51;
Disclosable Special Servicing Fees
October 2022Prospectus ID 17 Disclosable SS Fee = 7083.33;Prospectus ID 31 Disclosable SS Fee = 2468.32;Prospectus ID 32 Disclosable SS Fee = 607.19;Prospectus ID 35 Disclosable SS Fee = 1661.18;
Disclosable Special Servicing Fees
November 2022Prospectus ID 17 Disclosable SS Fee = 7319.44;Prospectus ID 31 Disclosable SS Fee =2546.35;Prospectus ID 32 Disclosable SS Fee = 607.19;Prospectus ID 35 Disclosable SS Fee = 1025484.02;
Disclosable Special Servicing Fees
December 2022Prospectus ID 17 Disclosable SS Fee = 7083.33;Prospectus ID 31 Disclosable SS Fee =2460.42;Prospectus ID 32 Disclosable SS Fee = 607.19;
Disclosable Special Servicing Fees
January 2023Prospectus ID 17 Disclosable SS Fee = 7319.44;Prospectus ID 31 Disclosable SS Fee = 2538.15;Prospectus ID 32 Disclosable SS Fee = 607.19;
Disclosable Special Servicing Fees
February 2023Prospectus ID 17 Disclosable SS Fee = 7319.44;Prospectus ID 31 Disclosable SS Fee = 2534.20;Prospectus ID 32 Disclosable SS Fee = 607.19;
Disclosable Special Servicing Fees
March 2023Prospectus ID 17 Disclosable SS Fee = 6611.11;Prospectus ID 31 Disclosable SS Fee = 2285.36;Prospectus ID 32 Disclosable SS Fee = 607.19;
Disclosable Special Servicing Fees
April 2023Prospectus ID 17 Disclosable SS Fee = 7319.44;Prospectus ID 31 Disclosable SS Fee = 2525.22;Prospectus ID 32 Disclosable SS Fee = 607.19;
April 2023 Revision

The servicer revised April 2023 payments and reporting to reflect principal curtailments that should have been accounted for. Due to the revisions made for principal curtailments in April 2023 payments and report are also being revised.

Disclosable Special Servicing Fees
May 2023Prospectus ID 17 Disclosable SS Fee = 7083.33;Prospectus ID 31 Disclosable SS Fee = 2439.88;Prospectus ID 32 Disclosable SS Fee = 607.19;

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